Quarterly Report
March 31, 2025
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Aerospace & Defense – 3.6%
CACI International, Inc., “A” (a)	32,058	$11,762,722
Karman Holdings, Inc. (a)	116,931	3,907,834
KBR, Inc.	58,693	2,923,498
Standard Aero, Inc. (a)	176,322	4,697,218
		$23,291,272
Apparel Manufacturers – 0.9%
Columbia Sportswear Co.	44,495	$3,367,826
Skechers USA, Inc., “A” (a)	45,792	2,600,070
		$5,967,896
Automotive – 3.5%
ACV Auctions, Inc. (a)	489,069	$6,890,982
Lear Corp.	44,546	3,929,848
Modine Manufacturing Co. (a)	74,849	5,744,661
Visteon Corp. (a)	80,105	6,217,750
		$22,783,241
Biotechnology – 2.2%
ABSCI Corp.	507,730	$1,274,402
Adaptive Biotechnologies Corp. (a)	510,696	3,794,471
Blueprint Medicines Corp. (a)	58,934	5,216,249
CG Oncology, Inc. (a)	55,280	1,353,807
Immunocore Holdings PLC, ADR (a)	100,063	2,968,869
		$14,607,798
Brokerage & Asset Managers – 5.9%
GCM Grosvenor, Inc., “A”	497,424	$6,580,920
Hamilton Lane, Inc., “A”	34,263	5,093,880
P10, Inc.	404,575	4,753,756
PJT Partners, Inc.	38,276	5,277,495
StepStone Group, Inc.	176,314	9,208,880
WisdomTree Investments, Inc.	804,402	7,175,266
		$38,090,197
Business Services – 3.2%
ExlService Holdings, Inc. (a)	135,297	$6,387,371
HUT 8 Corp. (a)	134,229	1,559,741
Remitly Global, Inc. (a)	188,836	3,927,789
TriNet Group, Inc.	71,580	5,671,999
UL Solutions, Inc.	58,597	3,304,871
		$20,851,771
Chemicals – 0.6%
BioLife Solutions, Inc. (a)	159,053	$3,632,771
Computer Software – 12.2%
Alkami Technology, Inc. (a)	344,849	$9,052,286
CCC Intelligent Holdings, Inc. (a)	828,449	7,480,894
Definitive Healthcare Corp. (a)	700,170	2,023,491
Elastic N.V. (a)	61,107	5,444,634
Five9, Inc. (a)	72,833	1,977,416
Guidewire Software, Inc. (a)	35,232	6,601,067
JFrog Ltd. (a)	288,626	9,236,032
Kinaxis, Inc. (a)	46,100	5,082,677
nCino, Inc. (a)	269,719	7,409,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
OneStream, Inc. (a)	332,223	$7,089,639
Pegasystems, Inc.	91,959	6,392,990
SentinelOne, Inc., “A” (a)	573,220	10,421,140
ServiceTitan, Inc., “A” (a)(l)	11,403	1,084,539
		$79,295,986
Computer Software - Systems – 1.1%
Q2 Holdings, Inc. (a)	86,956	$6,957,350
Construction – 4.0%
AZEK Co., Inc. (a)	68,818	$3,364,512
Independence Realty Trust, Inc., REIT	447,003	9,489,874
Knife River Corp. (a)	89,824	8,103,023
QXO, Inc. (PIPE) (a)(n)	379,925	5,144,184
		$26,101,593
Consumer Products – 0.5%
e.l.f. Beauty, Inc. (a)	56,442	$3,543,993
Containers – 1.0%
AptarGroup Inc.	46,198	$6,854,859
Electrical Equipment – 2.3%
Littlefuse, Inc.	30,950	$6,089,103
nVent Electric PLC	168,663	8,841,315
		$14,930,418
Electronics – 3.7%
Advanced Energy Industries, Inc.	73,702	$7,024,538
Allegro MicroSystems, Inc. (a)	137,210	3,448,087
Formfactor, Inc. (a)	238,987	6,760,942
Onto Innovation, Inc. (a)	57,145	6,933,974
		$24,167,541
Energy - Independent – 3.9%
Antero Resources Corp. (a)	151,891	$6,142,472
Matador Resources Co.	127,919	6,535,382
Permian Resources Corp.	451,232	6,249,563
Viper Energy, Inc.	144,919	6,543,093
		$25,470,510
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	155,477	$3,056,678
Engineering - Construction – 2.1%
Jacobs Solutions, Inc.	27,501	$3,324,596
TopBuild Corp. (a)	33,963	10,357,017
		$13,681,613
Entertainment – 0.2%
Vivid Seats, Inc., “A” (a)	428,087	$1,267,138
Food & Beverages – 0.0%
Oatly Group AB, ADR (a)	1	$10
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	1,077,021	$10,780,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	70,201	$8,168,588
Leisure & Toys – 1.2%
Brunswick Corp.	104,789	$5,642,888
Corsair Gaming, Inc. (a)	247,257	2,190,697
		$7,833,585
Machinery & Tools – 6.4%
Albany International Corp.	61,430	$4,241,127
Crane Co.	86,867	13,306,287
Flowserve Corp.	225,031	10,990,514
RB Global, Inc.	127,535	12,791,761
		$41,329,689
Medical & Health Technology & Services – 4.3%
Certara, Inc. (a)	404,926	$4,008,767
Guardant Health, Inc. (a)	105,335	4,487,271
HealthEquity, Inc. (a)	78,758	6,959,845
Schrodinger, Inc. (a)	470,679	9,291,204
Tempus AI, Inc. (a)	60,989	2,942,109
		$27,689,196
Medical Equipment – 9.9%
Align Technology, Inc. (a)	24,550	$3,900,013
Bio-Techne Corp.	137,474	8,060,101
Ceribell, Inc. (a)	90,540	1,739,273
Fractyl Health, Inc. (a)(l)	206,861	246,165
Gerresheimer AG	57,502	4,355,491
Globus Medical, Inc. (a)	136,221	9,971,377
Lantheus Holdings, Inc. (a)	64,067	6,252,939
Metsera, Inc. (a)(l)	105,802	2,879,931
Natera, Inc. (a)	18,402	2,602,227
Outset Medical, Inc. (a)	183,411	2,028,522
Penumbra, Inc. (a)	15,719	4,203,418
PROCEPT BioRobotics Corp. (a)	58,609	3,414,560
QIAGEN N.V.	222,139	8,918,881
UFP Technologies, Inc. (a)	28,702	5,789,480
		$64,362,378
Oil Services – 1.5%
TechnipFMC PLC	299,929	$9,504,750
Pharmaceuticals – 7.1%
Amicus Therapeutics, Inc. (a)	686,871	$5,604,867
Annexon, Inc. (a)	228,352	440,719
Ascendis Pharma, ADR (a)	35,862	5,589,451
Collegium Pharmaceutical, Inc. (a)	158,419	4,728,807
Cytokinetics, Inc. (a)	61,562	2,474,177
Harmony Biosciences Holdings (a)	169,453	5,624,145
Kymera Therapeutics, Inc. (a)	82,059	2,245,955
Legend Biotech Corp., ADR (a)	66,907	2,270,155
Ligand Pharmaceuticals, Inc. (a)	61,168	6,431,204
Neurocrine Biosciences, Inc. (a)	30,550	3,378,830
SpringWorks Therapeutics, Inc. (a)	79,479	3,507,408
Ultragenyx Pharmaceutical, Inc. (a)	104,426	3,781,266
		$46,076,984
Pollution Control – 1.1%
GFL Environmental, Inc.	145,458	$7,027,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.7%
DigitalBridge Group, Inc., REIT	499,176	$4,402,732
Real Estate - Storage – 1.9%
STAG Industrial, Inc., REIT	137,549	$4,968,270
Terreno Realty Corp., REIT	115,449	7,298,686
		$12,266,956
Restaurants – 3.8%
Chefs' Warehouse, Inc. (a)	95,950	$5,225,437
U.S. Foods Holding Corp. (a)	180,075	11,787,709
Wingstop, Inc.	35,117	7,921,693
		$24,934,839
Specialty Chemicals – 0.5%
Axalta Coating Systems Ltd. (a)	99,055	$3,285,654
Trucking – 2.4%
Knight-Swift Transportation Holdings, Inc.	177,933	$7,738,306
Saia, Inc. (a)	9,999	3,493,950
XPO, Inc. (a)	38,901	4,184,970
		$15,417,226
Total Common Stocks		$617,633,268
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (a)	$ 2.57	11/23/27	186,662	$0

Mutual Funds (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	29,578,521	$29,581,479
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	3,743,625	$3,743,625

Other Assets, Less Liabilities – (0.2)%		(1,073,164)
Net Assets – 100.0%		$649,885,208
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,581,479 and $621,376,893, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,144,184, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$552,703,733	$5,144,184	$—	$557,847,917
Canada	24,901,514	—	—	24,901,514
United Kingdom	13,749,849	—	—	13,749,849
Germany	13,274,372	—	—	13,274,372
Denmark	5,589,451	—	—	5,589,451
China	2,270,155	—	—	2,270,155
Sweden	10	—	—	10
Investment Companies	33,325,104	—	—	33,325,104
Total	$645,814,188	$5,144,184	$—	$650,958,372
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,058,546	$55,434,797	$54,908,002	$(1,170)	$(2,692)	$29,581,479
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$359,903	$—